Basic and diluted loss per share (Tables)	12 Months Ended
Jun. 30, 2025
Net loss per share* (Note 16)
Schedule of earnings per share, basic and diluted

The table below presents the computation of basic and diluted net loss per shares for the years ended June 30, 2025, 2024 and 2023:

	Years Ended June 30,
	2025	2024	2023

Numerator:
Net loss for the period attributable to shareholders	(3,383,806)	(15,602,792)	(3,213,360)
Denominator:
Weighted-average number of ordinary shares, basic	885,796	862,293	637,050
Net loss per share attributable to shareholders, basic	(3.82)	(18.09)	(5.04)